Segment reporting	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segment reporting	Segment reporting
The information provided to our chief operating decision maker, the Chief Executive Officer, to review Company performance and allocate resources is aggregated by vessel class. The Company does not monitor performance by geographical areas as our vessels regularly move between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.

Information about our reportable segments for the years ended December 31, 2024, 2023, and 2022 is as follows:

For the year ended December 31, 2024

In thousands of U.S. dollars	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$120,542	$571,422	$551,987	$1,243,951	$—	$1,243,951
Vessel operating costs	(39,174)	(127,540)	(152,433)	(319,147)	—	(319,147)
Voyage expenses	(3,998)	(15,504)	(10,869)	(30,371)	—	(30,371)
Depreciation - vessels and drydock	(20,423)	(80,191)	(84,705)	(185,319)	—	(185,319)
General and administrative expenses	(1,211)	(3,260)	(4,441)	(8,912)	(112,136)	(121,048)
Gain on sale of vessels	—	26,326	150,211	176,537	—	176,537
Financial expenses	—	—	—	—	(109,539)	(109,539)
Financial income	—	—	—	—	15,947	15,947
Income from joint venture	—	—	—	—	7,664	7,664
Dividend income and fair value loss on financial assets measured at fair value through profit or loss	—	—	—	—	(11,176)	(11,176)
Other income and (expenses), net	—	1,469	166	1,635	(360)	1,275
Segment income or loss	$55,736	$372,722	$449,916	$878,374	$(209,600)	$668,774
For the year ended December 31, 2023

In thousands of U.S. dollars	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$154,586	$530,736	$655,900	$1,341,222	$—	$1,341,222
Vessel operating costs	(37,940)	(114,595)	(163,047)	(315,582)	—	(315,582)
Voyage expenses	(3,712)	(5,536)	(3,995)	(13,243)	—	(13,243)
Depreciation - vessels and drydock	(20,654)	(76,383)	(81,222)	(178,259)	—	(178,259)
Depreciation - right of use assets for vessels	—	(4,910)	(19,334)	(24,244)	—	(24,244)
General and administrative expenses	(1,432)	(3,876)	(4,748)	(10,056)	(96,199)	(106,255)
Write-off of deposits on scrubbers	—	—	(10,508)	(10,508)	—	(10,508)
Gain on sale of vessels	—	—	12,019	12,019	—	12,019
Financial expenses	—	—	—	—	(183,231)	(183,231)
Financial income	—	—	617	617	18,495	19,112
Income from joint venture	—	—	—	—	5,950	5,950
Other expenses, net	—	—	—	—	(83)	(83)
Segment income or loss	$90,848	$325,436	$385,682	$801,966	$(255,068)	$546,898
For the year ended December 31, 2022

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$11,196	$243,951	$570,668	$737,058	$1,562,873	$—	$1,562,873
Vessel operating costs	(9,076)	(36,507)	(112,407)	(165,735)	(323,725)	—	(323,725)
Voyage expenses	—	(44,996)	(26,641)	(21,061)	(92,698)	—	(92,698)
Depreciation - vessels and drydock	(1,593)	(20,874)	(75,360)	(70,181)	(168,008)	—	(168,008)
Depreciation - right of use assets for vessels	—	—	(8,297)	(30,530)	(38,827)	—	(38,827)
General and administrative expenses	(335)	(1,367)	(4,134)	(6,230)	(12,066)	(76,065)	(88,131)
Reversal of previously recorded impairment	—	—	—	12,708	12,708	—	12,708
Net loss on sale of vessels	(44,701)	—	(12,446)	(9,339)	(66,486)	—	(66,486)
Financial expenses	—	—	—	—	—	(169,795)	(169,795)
Gain on repurchase of convertible notes	—	—	—	—	—	481	481
Financial income	20	—	—	637	657	6,227	6,884
Income from joint venture	—	—	—	—	—	679	679
Other income and (expenses), net	1,577	—	—	—	1,577	(281)	1,296
Segment income or loss	$(42,912)	$140,207	$331,383	$447,327	$876,005	$(238,754)	$637,251
Revenue from customers representing greater than 10% of total revenue during the years ended December 31, 2024, 2023, and 2022, within their respective segments was as follows:

In thousands of U.S. dollars		For the year ended December 31,
Segment	Customer	2024	2023	2022
MR	Scorpio MR Pool Limited (1)	$497,003	$605,442	$639,743
LR2	Scorpio LR2 Pool Limited (1)	416,014	405,244	456,002
Handymax	Scorpio Handymax Tanker Pool Limited (1)	118,432	135,481	79,636
		$1,031,449	$1,146,167	$1,175,381

(1)These customers are related parties as described in Note 15.